Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill
Goodwill

13.  Goodwill

At 1 January 2019 (Predecessor)	1,121,138
Elimination of Predecessor goodwill arising from the acquisition of Chindex in 2014	(1,121,138)
Acquisition arising from the Business Combination (Note 23)	6,056,253
At 31 December 2019 (Successor)	6,056,253
Acquisition of a subsidiary (Note 23)	32,789
Disposal of a subsidiary	(3,392)
At 31 December 2020 (Successor)	6,085,650

Impairment testing of goodwill and intangible assets with indefinite lives

Goodwill and brand with indefinite useful life acquired through the Business Combinations are allocated to the following CGUs for impairment testing:

•	Operating assets_Tier 1
•	Operating assets_Tier 2
•	Expansion assets

The recoverable amounts of the CGUs above have been determined based on a value in use calculation using cash flow projections based on financial budgets covering a five-year period approved by management. The discount rate applied to the cash flow projections is 12.0% at both 31 December 2020 and 2019. The growth rate used to extrapolate the cash flows beyond the five-year period at 31 December 2020 and 2019 is both 3%, which does not exceed the long-term average growth rate of the healthcare industry.

The carrying amount of goodwill and intangible assets with indefinite useful lives allocated to each of the CGUs are as follows:

	Operating		Operating		Expansion
	assets_Tier 1		assets_Tier 2		assets		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Carrying amount of goodwill	3,596,102	3,596,102	361,449	364,841	2,128,099	2,095,310	6,085,650	6,056,253
Carrying amount of brand with indefinite useful life	939,200	939,200	222,500	222,500	567,500	567,500	1,729,200	1,729,200

Assumptions were used in the value in use calculation of the CGUs at the end of 2020 and 2019. The following describes each key assumption on which management has based its cash flow projections to undertake impairment testing of goodwill and intangible assets with indefinite useful lives:

Budgeted revenue and operating expenses – The basis used to determine budgeted revenue and operating expenses are the amounts in the year preceding the beginning of the budget period, which is adjusted over the budget period for anticipated efficiency improvements and expected market development.

Discount rates – The discount rates used are before tax and reflect specific risks specific to each CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates.

Growth rate estimates –Rates are estimated based on the PRC published inflation rate and external market data.

Management determined these key assumptions based on past performance and their expectations on market development.